Acquisitions, divestments and equity-accounted companies - Acquisition of noncontrolling interest (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Equity method investments		$ 1,670	$ 1,784
Noncontrolling interests		$ 378	$ 314
Floor price equivalent percent discount		10.00%	10.00%
Floor price equivalent discount value			$ 118
Accumulated depreciation		$ 6,187	6,364
Income (loss) from equity accounted companies, net of taxes		38	29	$ 8
Basis difference amortization (net of deferred income tax benefit)		(138)	(95)	0
Income (loss) from equity accounted companies		$ (100)	(66)	$ 8
Discontinued Operations Held-for-sale [Member] | Power Grids Business [Member]
Noncontrolling Interest [Line Items]
Divestment percentage	80.10%
Power Grids Business [Member]
Noncontrolling Interest [Line Items]
Ownership interest percent	19.90%	19.90%
Equity method investments		$ 1,609	1,710
Noncontrolling interests	$ 1,661
Basis difference, underlying net assets		8,570
Basis difference, underlying net assets at noncontrolling interest percent		1,705
Power Grids Business [Member] | Non-controlling interests
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		(451)
Power Grids Business [Member] | Other assets
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		43
Power Grids Business [Member] | Deferred tax liabilities
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		(942)
Power Grids Business [Member] | Order backlog
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 727
Weighted-average useful life		2 years
Power Grids Business [Member] | Other contractual rights
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 251
Weighted-average useful life		2 years
Power Grids Business [Member] | Inventory
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 169
Weighted-average useful life		5 months
Power Grids Business [Member] | Property, plant and equipment
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 1,016
Accumulated depreciation			$ 686
Weighted average useful life			14 years
Power Grids Business [Member] | Intangible assets
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 1,731
Weighted-average useful life		9 years
Power Grids Business [Member] | Goodwill
Noncontrolling Interest [Line Items]
Basis difference, underlying net assets		$ 6,026
Other
Noncontrolling Interest [Line Items]
Equity method investments		$ 61	$ 74